TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
TAXES PAYABLE
Income tax payable	$ 4,428,224	$ 12,558,211
VAT payable	4,062,825	6,725,654
Other taxes payable	880,481	775,963
Total taxes payable	$ 9,371,530	$ 20,059,828